Fair Value Measurement	12 Months Ended
Dec. 31, 2025
FairValueMeasurementLineItems [Line Items]
Fair Value Measurement

5. Fair Value of Financial Assets and Liabilities

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values (in thousands):

Fair Value Measurements
as of December 31, 2025 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$—	$—	$—	$—
Total Assets	$—	$—	$—	$—

	Fair Value Measurements
	as of December 31, 2024 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$3,044	$—	$—	$3,044
Total Assets	$3,044	$—	$—	$3,044

Future NRG Sdn. Bhd. [Member]
FairValueMeasurementLineItems [Line Items]
Fair Value Measurement

12. FAIR VALUE MEASUREMENT

The Group applies the following fair value hierarchy: Level 1 — quoted prices in active markets; Level 2 — observable inputs other than Level 1; Level 3 — unobservable inputs reflecting management’s assumptions.

The Group had no financial assets or liabilities measured at fair value on a recurring basis as of December 31, 2025 or 2024. The carrying amounts of cash and cash equivalents, accounts receivable, and accounts payable approximate fair value due to their short-term nature.